SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		5 Months Ended	8 Months Ended	12 Months Ended			14 Months Ended
	Jan. 01, 2024	Oct. 31, 2023	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, maturities				three months
Short-term investment				$ 0	$ 0
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2023-08 [Member]
Retained earnings				(557,913)	(570,879)
Impairment loss						$ 26,569
Goodwill				0	0
Impairment of intangible assets				0	0	56,094
Impairment of property and equipment				0	0	35,224
Impairment of long-term investments				132	1,408	2,250
Derivative assets				$ 859	$ 1,392
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]				Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Changes in fair value of derivative instruments				$ 311	$ (35)
Cost of data center services				16,877	21,834	17,515
Cost of cryptocurrency mining before inter-segment elimination				14,263	19,216	21,678
Cost of cryptocurrency mining after inter-segment elimination				1,705	7,273	14,085
Depreciation fees				10,149	9,858	24,050
Amortization of intangible assets				1,388	1,258	9,132
Impairment loss for right-of-use assets				0	0	0
Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred revenue				$ 0	0	361
Several collar arrangements with a third party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract		1 month
Cumulative-effect adjustment amount
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cryptocurrency assets from continuing operations	$ 854
Cryptocurrency assets from discontinued operations	39
Accounting Standards Update [Extensible Enumeration]				Accounting Standards Update 2023-08 [Member]
Retained earnings	$ 893
Cost of revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation fees				$ 9,973	9,737,000	22,934
Amortization of intangible assets				1,382	1,211	3,236
Minimum | Ethereum Accumulator Agreements With A Third Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract			6 months				3 months
Maximum | Ethereum Accumulator Agreements With A Third Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract			6 months				12 months
Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advance from customers balance				1,218	397
BTC.com and Asgard Data Centers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of property and equipment						35,224
Asgard Data Centers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of intangible assets						7,539
Alliance International Technologies Limited
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Changes in fair value of contingent consideration in amount of gain				$ 0	$ 0	$ 1,247